Exhibit 99.1

CERTIFICATION OF SERVICES PERFORMED

August 11, 2021

Reference is made to that certain Loan Agreement (the “Loan Agreement”) to be entered into by and between Progress Residential Borrower 5, LLC (“Borrower”) and Goldman Sachs Mortgage Company (“Client”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower and Client, to the best of my knowledge and belief, that Radian Real Estate Management LLC (“RREM”) has completed certain due diligence services ordered by Client under the Evaluation Services Agreement dated August 11, 2021, between RREM and Client, in connection with the borrowing of the Loan for certain residential rental properties (the “Properties” and each, a “Property”) contained in the data tape entitled “20218_Tape_6.30.21_v5.xlsx” dated as of August 3, 2021 (the “Data Tape”). Furthermore;

1.       RREM has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the Data Tape and (c) all Section 8 Leases are correctly reported as such on the Data Tape.

2.       RREM has reviewed the Data Tape and, based on a review of the Broker Price Opinion for each Property, RREM has determined that the values presented on the Data Tape match those on the Broker Price Opinion for such Property.

3.       RREM has reviewed the Data Tape, which indicates which Properties have or do not have an active homeowners’, condominium, or other common-interest community association (“HOA”) and has determined, based on, among other things, including title review and that certain letter provided by SeleneTitle, LLC dated on or about the date hereof (the “SeleneTitle Report”), that the data provided by Borrower on the Data Tape is correctly reported except as otherwise set forth in the SeleneTitle Report.

4.       RREM has reviewed the purchase documentation provided by the Borrower for each Property in order to compare the purchase price provided in the purchase documentation against the purchase price field included in the Data Tape. RREM has determined that the purchase price included in the Data Tape for each Property match the purchase price provided in the related purchase documentation for such Property.

5.       RREM has reviewed the total investment basis for each Property on the general ledger for the Borrower and determined that the amount corresponds to the amount reflected on the Data Tape.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

RADIAN REAL ESTATE MANAGEMENT LLC

By:	/s/ Tim Reilly
	Name:	Tim Reilly
	Title:	EVP